Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of estimated useful lives property, plant and equipment [Table Text Block]
Years
Fixed line and international network equipment (switches, transmission, power)	4-12
Network	12-33
Equipment and infrastructure for multichannel television	3-15
Subscriber equipment and installations	4-8
Vehicles	6-7
Office and general equipment	5-10
Electronic equipment, computers and internal communication systems	3-7
Cellular network	4-10
Passive radio equipment at cellular network sites	Up to December 31, 2037
Buildings	25
Seabed cable	4-25 (mainly 25)

Schedule of estimated useful lives for the current period [Table Text Block]
Type of asset	Amortization period
Frequency usage right	Over the license period up to 2028
Computer programs and software licenses	3-10 years depending on the term of the license period or the estimated time of use of the software

Schedule of straight-line basis over the useful life or contractual lease period [Table Text Block]
Type of asset	Weighted average of the agreement period as at January 1, 2019 (years)
Cellular communications sites	6.6
Buildings	6
Vehicles	2